Leases - Weighted-average remaining lease term and discount rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted-average remaining lease term
Land use rights	48 years	49 years
Operating leases	9 years	7 years
Weighted-average discount rate
Land use rights	0.00%	0.00%
Operating leases	5.80%	5.80%